COST REDUCTION ACTIONS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended												6 Months Ended	12 Months Ended			21 Months Ended	12 Months Ended
	Dec. 29, 2012 Severance and related costs	Sep. 29, 2012 Severance and related costs	Jun. 30, 2012 Severance and related costs	Mar. 31, 2012 Severance and related costs	Dec. 31, 2011 Severance and related costs	Oct. 01, 2011 Severance and related costs	Jul. 02, 2011 Severance and related costs	Apr. 02, 2011 Severance and related costs	Dec. 29, 2012 Severance and related costs	Dec. 31, 2011 Severance and related costs	Jan. 01, 2011 Severance and related costs	Dec. 29, 2012 2012 Program Severance and related costs	Dec. 29, 2012 2012 Program Lease cancellation costs	Dec. 29, 2012 2012 Program Asset impairment	Dec. 31, 2011 2011 Actions	Dec. 29, 2012 2011 Actions Severance and related costs	Dec. 31, 2011 2011 Actions Severance and related costs	Dec. 29, 2012 2011 Actions Lease cancellation costs	Dec. 31, 2011 2011 Actions Lease cancellation costs	Dec. 31, 2011 2011 Actions Asset impairment	Jan. 01, 2011 Q3 2010-Q4 2010 Actions	Dec. 29, 2012 Q3 2010-Q4 2010 Actions Severance and related costs	Dec. 31, 2011 Q3 2010-Q4 2010 Actions Severance and related costs	Dec. 31, 2011 Q3 2010-Q4 2010 Actions Lease cancellation costs	Jul. 03, 2010 Q4 2008 - Q2 2010 Program	Dec. 31, 2011 Q4 2008 - Q2 2010 Program Severance and related costs	Dec. 31, 2011 Q4 2008 - Q2 2010 Program Lease cancellation costs	Dec. 31, 2011 Prior restructuring actions	Dec. 29, 2012 Total including discontinued operations	Dec. 31, 2011 Total including discontinued operations	Jan. 01, 2011 Total including discontinued operations
Cost Reduction Actions
Beginning Balance																$ 12.7		$ 1.8				$ 0.2	$ 7.6	$ 1.1		$ 2.4	$ 0.6	$ 0.1	$ 14.7	$ 11.8
Charges (Reversals), net	16.4	17.6	9.8	5.8	11.0	14.6	7.2	2.7	49.6	35.5	10.0	50.7	0.1	6.9	45.0	(1.1)	37.4	(0.2)	2.9	7.0	10.0			(0.1)	150.0	(2.1)		0.1	56.4	45.2	19.0
Cash Payments												(30.5)				(11.7)	(24.4)	(1.6)	(1.1)			(0.2)	(7.3)	(1.0)		(1.0)	(0.6)	(0.2)	(44.0)	(35.6)
Non-cash Impairment														(6.9)						(7.0)									(6.9)	(7.0)
Foreign Currency translation												0.5				0.2	(0.3)						(0.1)			0.7			0.7	0.3
Ending Balance												$ 20.7	$ 0.1			$ 0.1	$ 12.7		$ 1.8				$ 0.2						$ 20.9	$ 14.7	$ 11.8